Interest rate benchmark reform	12 Months Ended
Dec. 31, 2023
Disclosure Of Interest Rate Benchmark Reform [Line Items]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]

Note 24

Interest rate benchmark reform
During 2023, UBS AG largely completed the transition of the USD London Interbank Offered Rate (LIBOR) contracts. The transition of the

largest remaining non-derivative

exposure, the US

mortgage portfolio

of approximately

USD
9 bn as of
31 December

2022,

was

substantially

completed,

with

these

contracts

automatically

converting

to

term

Secured
Overnight Financing

Rate (SOFR)

from their

next interest

rate reset

date following

the cessation

of the

respective USD
LIBOR rates, i.e.,

30 June 2023. Corporate

loans in the

Investment Bank have

now also been transitioned

to alternative
rates.

In August

2022, to

facilitate

the transition

of derivatives

linked to

the USD

LIBOR Swap

Rate, UBS AG

adhered

to the
June 2022

Benchmark Module

of the

ISDA 2021

Fallbacks Protocol

on the

USD LIBOR

Swap Rate.

As of

31 December
2023, the transition of these USD LIBOR-linked derivatives had been materially accomplished.
The

table

below

sets

out

the

contracts

that

remained

as

of

31

December

2022.

No

contracts

are

included

as

of
31 December 2023 given transition has largely completed as noted

above.

31.12.22
1
Measure
USD LIBOR
benchmark rates
Carrying value of non-derivative financial instruments
Total non-derivative financial assets

USD m 14,269
2
Total non-derivative financial liabilities

USD m 1,138
3
Trade count of derivative financial instruments
Total derivative financial instruments Trade count 32,006
4
Off-balance sheet exposures
Total irrevocable loan commitments USD m 4,606
5
1 As of 31 December 2022, non-USD balances and trade counts were minimal.

2 Includes USD
1
bn of loans related to revolving multi-currency credit lines,

where IBOR transition efforts are complete, except

for
USD LIBOR. The remaining balances as of 31 December 2022 primarily related to US mortgages and corporate lending.

3 Relates to floating-rate notes that per their contractual terms can reset to rates linked to
LIBOR, with transition dependent upon the actions of respective issuers.

4 Includes approximately
2,000

contracts having a contractual maturity after 30 June 2023, with the last USD LIBOR fixing occurring before
30 June 2023. No further contractual fixing is required for these contracts.

5 Includes approximately USD
3
bn of loan commitments that can be drawn in different currencies; however,

only USD LIBOR transition
efforts remained open as of 31 December 2022.
In addition, as of 31 December 2023

UBS AG had approximately USD
2
bn equivalent of yen- and US

dollar-denominated
funding from UBS Group

AG that, per current

contractual terms, if not

called on their respective

call dates, would reset
based

directly

on

JPY

LIBOR

and

USD

LIBOR.

Furthermore,

several

contracts

providing

funding

from

UBS

Group AG
reference rates

indirectly derived

from IBORs,

if they

are not

called on

their respective

call dates.

These contracts

have
robust

IBOR

fallback

language,

and

the

confirmation

of

interest

rate

calculation

mechanics

will

be

communicated

in
advance of any rate resets.